Rule 497(e)
File Nos. 333-72042; 811-10559

TALCOTT RESOLUTION LIFE INSURANCE COMPANY
SEPARATE ACCOUNT ELEVEN

333-72042    HV-6779 - PremierSolutions Standard (Series A-II)
_____________________________
Supplement dated September 28, 2023 to your Prospectus dated May 1, 2023
This Supplement dated September 28, 2023 amends certain information contained in the Prospectus dated May 1, 2023.
Appendix A – Underlying Funds
Effective immediately, the Current Expenses for the below-listed funds shown in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 are updated as follows.
Columbia Small Cap Value Fund I - Class A	Invesco Gold & Special Minerals Fund - Class A
Franklin Strategic Income Fund - Class A	Invesco Small Cap Value Fund - Class A
Invesco Comstock Fund - Class A	Invesco Value Opportunities Fund - Class A
Invesco EQV International Equity Fund - Class A
All other information contained in the Appendix A – Underlying Funds section of the Prospectus dated May 1, 2023 remains unchanged.
FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Small Value	Columbia Small Cap Value Fund I - Class A Adviser: Columbia Mgmt Investment Advisers, LLC Subadviser: N/A	1.24%	-8.83%	4.57%	9.27%
US Fund Multisector Bond	Franklin Strategic Income Fund - Class A* Adviser: Franklin Advisers, Inc. Subadviser: N/A	0.93%	-10.72%	0.03%	1.27%
US Fund Large Value	Invesco Comstock Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	0.82%	0.81%	7.96%	10.95%
US Fund Foreign Large Growth	Invesco EQV International Equity Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.22%	-18.53%	1.09%	4.01%
US Fund Equity Precious Metals	Invesco Gold & Special Minerals Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.06%	-16.86%	6.92%	-1.89%
US Fund Small Value	Invesco Small Cap Value Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.10%	4.32%	9.26%	11.87%

FUND TYPE	UNDERLYING FUND AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR (or since inception)	10 YEAR (or since inception)
US Fund Mid-Cap Value	Invesco Value Opportunities Fund - Class A Adviser: Invesco Advisers, Inc. Subadviser: N/A	1.09%	1.35%	8.61%	10.21%
* This Fund’s Current Expenses reflect a temporary fee reduction.

This Supplement must be accompanied by and read in conjunction with the current Prospectus dated May 1, 2023. Please read this Supplement carefully and retain it for future reference.

2023-PROSUPP-38-HV6779